Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash provided by Operating activities:
Net loss	$ (1,096)	$ (1,581)	$ 11	$ (1,673)
Adjustments to reconcile net income to net cash provided by operating activities:
Issuance of Preferred Shares, Performance Shares, and Warrants pursuant to MSA termination transaction				3,321
Accretion of discount on Series B Preferred Shares	276	263	355	282
Charge for impairment of goodwill and other intangible assets				251
Net deferred income taxes	(483)	(209)	87	(243)
Stock compensation expense	19	30	38	47
Depreciation expense	55	49	67	53
Changes in operating assets and liabilities:
Premiums receivable	703	293	(528)	(309)
Reinsurance recoverable on paid losses and loss reserves	(21,231)	(7,866)	(3,976)	243
Amounts held on deposit with reinsured companies	500	725	225	(725)
Ceded unearned premiums	1,011	(1,646)	(2,042)	(1,244)
Deferred policy acquisition costs, net	(1,803)	(339)	(359)	(939)
Loss and loss adjustment expense reserves	15,120	6,504	4,848	912
Premiums collected in advance	759	819	258	310
Due to related party				(145)
Unearned premium reserves	6,349	2,902	2,379	5,739
Ceded reinsurance premiums payable	557	2,333	1,946	724
Current income taxes recoverable	563	(606)	(230)	(1,227)
Other, net	2,533	(12)	293	40
Net cash provided by operating activities	3,832	1,659	3,372	5,417
Cash provided by Investing activities:
Purchases of furniture and equipment	(18)	(81)	(83)	(48)
Acquisition of entity, net of cash acquired				(305)
Purchases of fixed income securities	(18,459)	(7,424)	(6,461)	(9,817)
Purchase of equity investments	(682)	(1,000)	(1,000)
Purchase of other investments	(440)	(139)	(258)	(248)
Net purchases of short-term investments	(1,583)	(784)	953	1,050
Net cash used in investing activities	(21,182)	(9,428)	(6,849)	(9,368)
Cash provided by Financing activities:
Payment of dividends on preferred shares	(240)	(240)	(240)
Proceeds from sale of common stock	224
Purchases of treasury stock		(1,022)	(1,195)	(1,731)
Net cash used in financing activities	(16)	(1,262)	(1,435)	(1,731)
Net decrease in cash and cash equivalents	(17,366)	(9,031)	(4,912)	(5,682)
Cash and cash equivalents at beginning of period	43,045	47,957	47,957	53,639
Cash and cash equivalents at end of period	25,679	38,926	43,045	47,957
Cash paid during the period for:
Income taxes	$ 35	$ 293	$ 128	$ 775